STOCKHOLDERS' DEFICIT (Details) - Common Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Warrants Outstanding | shares	29,000,000	0
Warrants Outstanding, Weighted Average Exercise Price	$ 0.10	$ 0
Options or Warrants Issued | shares	20,000,000	29,000,000
Options or Warrants Issued, Weighted Average Exercise Price	$ 0.14	$ 0.10
Warrants Outstanding | shares	49,000,000	29,000,000
Warrants Outstanding, Weighted Average Exercise Price	$ 0.12	$ 0.10
Options or Warrants Outstanding, Number	49,000,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	7.45
Options or Warrants Exercisable, Exercise Price	$ 0.12
Options or Warrants Exercisable, Number	39,000,000
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.11
Option or Warrant 1
Options or Warrants Outstanding, Exercise Price	$ 0.10
Options or Warrants Outstanding, Number	28,000,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	9.13
Options or Warrants Exercisable, Exercise Price	$ 0.10
Options or Warrants Exercisable, Number	28,000,000
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.10
Option or Warrant 2
Options or Warrants Outstanding, Exercise Price	$ 0.11
Options or Warrants Outstanding, Number	1,500,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	4.99
Options or Warrants Exercisable, Exercise Price	$ 0.11
Options or Warrants Exercisable, Number	1,500,000
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.11
Option or Warrant 3
Options or Warrants Outstanding, Exercise Price	$ 0.12
Options or Warrants Outstanding, Number	3,000,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	4.88
Options or Warrants Exercisable, Exercise Price	$ 0.12
Options or Warrants Exercisable, Number	0
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0
Option or Warrant 4
Options or Warrants Outstanding, Exercise Price	$ 0.13
Options or Warrants Outstanding, Number	3,500,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	4.45
Options or Warrants Exercisable, Exercise Price	$ 0.13
Options or Warrants Exercisable, Number	3,500,000
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.13
Option or Warrant 5
Options or Warrants Outstanding, Exercise Price	$ 0.14
Options or Warrants Outstanding, Number	1,000,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	9.19
Options or Warrants Exercisable, Exercise Price	$ 0.14
Options or Warrants Exercisable, Number	1,000,000
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.14
Option or Warrant 6
Options or Warrants Outstanding, Exercise Price	$ 0.15
Options or Warrants Outstanding, Number	2,000,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	9.43
Options or Warrants Exercisable, Exercise Price	$ 0.15
Options or Warrants Exercisable, Number	2,000,000
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.15
Option or Warrant 7
Options or Warrants Outstanding, Exercise Price	$ 0.16
Options or Warrants Outstanding, Number	10,000,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	4.37
Options or Warrants Exercisable, Exercise Price	$ 0.16
Options or Warrants Exercisable, Number	3,000,000
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.16